SCHEDULE 1 STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (56,096,366)	$ (50,609,081)	$ (133,580,664)
Other comprehensive income: foreign currency translation adjustments, net of tax impact of nil for 2012, 2013 and 2014	(269,475)	584,066	824,167
Comprehensive loss	(56,258,118)	(50,061,888)	(132,756,541)
Parent Company [Member]
Net loss	(56,495,229)	(50,609,081)	(133,580,664)
Other comprehensive income: foreign currency translation adjustments, net of tax impact of nil for 2012, 2013 and 2014	237,111	547,193	824,123
Comprehensive loss	$ (56,258,118)	$ (50,061,888)	$ (132,756,541)